NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Note payable	$ 142,413	$ 136,944	$ 126,350
Bruce Miller
Note payable	86,289	86,289	86,289
Brian Kistler
Note payable		36,074	40,061
Other
Note payable	20,050	14,581	$ 0
New Opportunity Business Solutions (Brian Kistler)
Note payable	$ 36,074	$ 36,074